Investments measured at amortized cost	6 Months Ended
Dec. 31, 2025
Investments measured at amortized cost
Investments measured at amortized cost

16.Investments measured at amortized cost

During the three months ended December 31, 2025, as part of its cash management program, the Group entered into certain treasury investments that are accounted for in accordance with IFRS 9 Financial Instruments. As of December 31, 2025, the Group held treasury investments comprised of a €50.0 million guaranteed senior secured fixed rate note and a €75.0 million equity-secured note. The investments are accounted for under IFRS 9 Financial Instruments and are classified as financial assets measured at amortized cost, as they are held within a business model to collect contractual cash flows and their contractual terms give rise solely to payments of principal and interest.

The investments are initially recognized at fair value, including transaction costs, and are subsequently measured using the effective interest method, with interest income recognized in finance income. The equity-secured note, which is redeemable subject to a 95-day notice period, is classified as a non-current financial asset as settlement is not contractually due within twelve months of the reporting date. The guaranteed senior secured fixed rate note, which has a contractual maturity exceeding twelve months from the reporting date, is also classified as a non-current financial asset.

Impairment is assessed at each reporting date using a 12-month expected credit loss approach, as no significant increase in credit risk has occurred since initial recognition. Based on the investment-grade credit quality of the counterparties, the senior or secured nature of the instruments, and the presence of guarantees and collateralization, expected credit losses are assessed as nil or immaterial, and no loss allowance has been recognized as of December 31, 2025. The accounting treatment is consistent with the Group’s accounting policies applied in its most recent annual consolidated financial statements.